VIRTUS AllianzGI Global Sustainability Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—97.2%
Australia—1.3%
CSL Ltd.	7,843	$1,678
Denmark—1.6%
Novo Nordisk A/S Class B	24,351	2,040
Finland—2.0%
Stora Enso OYJ Class R	143,135	2,611
France—2.5%
Bureau Veritas S.A(1)	43,057	1,362
Kering S.A	2,100	1,835
		3,197

Germany—5.9%
adidas AG	8,564	3,187
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered Shares	8,537	2,338
SAP SE	14,907	2,101
		7,626

Hong Kong—1.2%
AIA Group Ltd.	127,800	1,588
Japan—4.8%
Daikin Industries Ltd.	14,600	2,719
Keyence Corp.	7,100	3,584
		6,303

Netherlands—2.9%
ASML Holding NV	5,517	3,790
South Korea—1.8%
Samsung Electronics Co., Ltd. Registered Shares GDR	1,296	2,312
Spain—1.7%
Industria de Diseno Textil S.A	62,160	2,190
Sweden—3.5%
Assa Abloy AB Class B	66,024	1,989
Atlas Copco AB Class A	41,695	2,553
		4,542

Switzerland—3.5%
Roche Holding AG	7,583	2,856
	Shares	Value

Switzerland—continued
UBS Group AG Registered Shares	112,763	$1,726
		4,582

United Kingdom—8.7%
AstraZeneca plc	21,945	2,636
Prudential plc	96,555	1,835
Reckitt Benckiser Group plc	22,018	1,948
Royal Dutch Shell plc Class B	148,735	2,878
Unilever plc	33,359	1,952
		11,249

United States—55.8%
AbbVie, Inc.	15,239	1,716
Accenture plc Class A	10,823	3,190
Adobe, Inc.(1)	7,171	4,200
Agilent Technologies, Inc.	13,467	1,991
Alphabet, Inc. Class A(1)	1,902	4,644
American Express Co.	20,994	3,469
Apple, Inc.	47,953	6,568
CME Group, Inc. Class A	8,208	1,746
Colgate-Palmolive Co.	17,768	1,445
Eaton Corp. plc	15,944	2,363
Ecolab, Inc.	5,559	1,145
Estee Lauder Cos., Inc. (The) Class A	8,470	2,694
International Flavors & Fragrances, Inc.	14,466	2,161
Intuit, Inc.	10,089	4,945
Johnson & Johnson	12,581	2,073
Microsoft Corp.	29,650	8,032
Mondelez International, Inc. Class A	27,157	1,696
S&P Global, Inc.	9,875	4,053
Starbucks Corp.	30,783	3,442
UnitedHealth Group, Inc.	8,470	3,392
Visa, Inc. Class A	21,489	5,025
Xylem, Inc.	19,869	2,383
		72,373

Total Common Stocks (Identified Cost $87,529)		126,081

Total Long-Term Investments—97.2% (Identified Cost $87,529)		126,081

	Shares	Value

Short-Term Investment—2.7%
Money Market Mutual Fund—2.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	3,562,232	$3,562
Total Short-Term Investment (Identified Cost $3,562)		3,562

TOTAL INVESTMENTS—99.9% (Identified Cost $91,091)		$129,643
Other assets and liabilities, net—0.1%		85
NET ASSETS—100.0%		$129,728

Abbreviations:
GDR	Global Depositary Receipt
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	59%
United Kingdom	9
Germany	6
Japan	5
Switzerland	3
Netherlands	3
Sweden	3
Other	12
Total	100%
† % of total investments as of June 30, 2021.
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Sustainability Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$126,081	$126,081
Money Market Mutual Fund	3,562	3,562
Total Investments	$129,643	$129,643
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI GLOBAL SUSTAINABILITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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